Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 11, 2019
Additional investment in joint venture	$ 50,000	$ 50,000
Fund to joint venture insight in exchange of shares and warrants issued	$ 200,000	$ 200,000
M. Richard Cutler [Member]
Common Stock, shares issuable			250,000